UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	10-31-2014

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Legacy Focused Large Cap Fund
October 31, 2014

Legacy Focused Large Cap - Schedule of Investments
OCTOBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
Aerospace and Defense — 2.4%
Boeing Co. (The)	2,580	322,268
Air Freight and Logistics — 3.1%
United Parcel Service, Inc., Class B	3,915	410,723
Auto Components — 1.5%
Magna International, Inc.	1,960	193,472
Automobiles — 0.9%
Ford Motor Co.	8,831	124,429
Banks — 4.7%
SVB Financial Group(1)	1,941	217,373
Wells Fargo & Co.	7,769	412,456
		629,829
Beverages — 2.6%
Monster Beverage Corp.(1)	3,449	347,935
Biotechnology — 3.9%
Biogen Idec, Inc.(1)	1,102	353,830
United Therapeutics Corp.(1)	1,212	158,736
		512,566
Capital Markets — 2.0%
Blackstone Group LP (The)	8,630	259,936
Chemicals — 1.8%
Praxair, Inc.	1,866	235,097
Communications Equipment — 2.3%
Cisco Systems, Inc.	12,346	302,107
Consumer Finance — 3.2%
Capital One Financial Corp.	5,057	418,568
Diversified Financial Services — 3.2%
Berkshire Hathaway, Inc., Class A(1)	2	420,000
Diversified Telecommunication Services — 3.2%
Verizon Communications, Inc.	8,379	421,045
Electric Utilities — 2.5%
Duke Energy Corp.	4,048	332,543
Food and Staples Retailing — 3.2%
CVS Health Corp.	4,951	424,845
Food Products — 0.9%
General Mills, Inc.	2,178	113,169
Health Care Equipment and Supplies — 2.8%
Baxter International, Inc.	5,317	372,934
Health Care Providers and Services — 3.3%
Aetna, Inc.	5,172	426,742
Community Health Systems, Inc.(1)	293	16,106
		442,848

Household Products — 2.7%
Colgate-Palmolive Co.	5,391	360,550
Insurance — 1.9%
Aflac, Inc.	4,155	248,178
Internet and Catalog Retail — 0.2%
JD.com, Inc. ADR(1)	872	20,832
Internet Software and Services — 2.4%
Facebook, Inc., Class A(1)	4,287	321,482
IT Services — 2.5%
International Business Machines Corp.	2,016	331,430
Machinery — 1.8%
Caterpillar, Inc.	2,345	237,806
Media — 1.5%
Viacom, Inc., Class B	2,835	206,048
Multiline Retail — 2.8%
Macy's, Inc.	6,419	371,147
Oil, Gas and Consumable Fuels — 9.0%
Anadarko Petroleum Corp.	3,737	342,982
Chevron Corp.	3,193	383,000
China Petroleum & Chemical Corp. ADR	849	73,846
Exxon Mobil Corp.	4,140	400,380
		1,200,208
Pharmaceuticals — 5.4%
Actavis plc(1)	1,859	451,254
Hospira, Inc.(1)	5,013	269,198
		720,452
Professional Services — 1.0%
IHS, Inc., Class A(1)	1,002	131,292
Real Estate Investment Trusts (REITs) — 1.7%
General Growth Properties, Inc.	8,844	229,148
Semiconductors and Semiconductor Equipment — 2.7%
Micron Technology, Inc.(1)	11,032	365,049
Software — 4.6%
Microsoft Corp.	9,247	434,147
Oracle Corp.	4,664	182,129
		616,276
Specialty Retail — 2.6%
Gap, Inc. (The)	9,086	344,268
Technology Hardware, Storage and Peripherals — 6.7%
Apple, Inc.	4,486	484,488
Hewlett-Packard Co.	11,237	403,183
		887,671
Tobacco — 2.5%
Philip Morris International, Inc.	3,749	333,698
TOTAL COMMON STOCKS (Cost $12,188,540)		13,209,849

TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375% - 2.625%, 12/31/14 - 2/28/19, valued at $33,207), in a joint trading account at 0.07%, dated 10/31/14, due 11/3/14 (Delivery value $32,561)		32,561
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 10/15/15, valued at $13,285), in a joint trading account at 0.04%, dated 10/31/14, due 11/3/14 (Delivery value $13,024)		13,024
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.125%, 12/31/14, valued at $26,596), in a joint trading account at 0.03%, dated 10/31/14, due 11/3/14 (Delivery value $26,048)		26,048
SSgA U.S. Government Money Market Fund, Class N	71,649	71,649
TOTAL TEMPORARY CASH INVESTMENTS (Cost $143,282)		143,282
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $12,331,822)		13,353,131
OTHER ASSETS AND LIABILITIES — (0.6)%		(75,239)
TOTAL NET ASSETS — 100.0%		$13,277,892

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	13,209,849	—	—
Temporary Cash Investments	71,649	71,633	—
	13,281,498	71,633	—

3. Federal Tax Information

As of October 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$12,378,091
Gross tax appreciation of investments	$1,175,225
Gross tax depreciation of investments	(200,185)
Net tax appreciation (depreciation) of investments	$975,040

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Legacy Large Cap Fund
October 31, 2014

Legacy Large Cap - Schedule of Investments
OCTOBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Aerospace and Defense — 2.2%
Boeing Co. (The)	4,256	531,617
Air Freight and Logistics — 2.0%
United Parcel Service, Inc., Class B	4,764	499,791
Airlines — 1.7%
Spirit Airlines, Inc.(1)	5,566	406,930
Auto Components — 1.8%
Delphi Automotive plc	6,470	446,301
Beverages — 4.7%
Monster Beverage Corp.(1)	5,977	602,960
PepsiCo, Inc.	5,650	543,360
		1,146,320
Biotechnology — 5.2%
Amgen, Inc.	2,966	481,026
Gilead Sciences, Inc.(1)	1,553	173,936
Regeneron Pharmaceuticals, Inc.(1)	1,560	614,203
		1,269,165
Capital Markets — 4.0%
Affiliated Managers Group, Inc.(1)	2,502	499,875
Blackstone Group LP (The)	15,818	476,438
		976,313
Chemicals — 1.5%
Praxair, Inc.	3,026	381,246
Communications Equipment — 3.9%
Palo Alto Networks, Inc.(1)	4,090	432,313
QUALCOMM, Inc.	6,653	522,327
		954,640
Diversified Telecommunication Services — 2.2%
PT Telekomunikasi Indonesia Persero Tbk ADR	3,945	178,906
Verizon Communications, Inc.	7,292	366,423
		545,329
Electrical Equipment — 2.2%
Emerson Electric Co.	8,415	539,065
Energy Equipment and Services — 1.1%
Baker Hughes, Inc.	5,171	273,856
Food and Staples Retailing — 1.5%
Wal-Mart Stores, Inc.	4,780	364,571
Health Care Equipment and Supplies — 2.6%
Edwards Lifesciences Corp.(1)	5,258	635,797
Health Care Providers and Services — 1.9%
AmerisourceBergen Corp.	5,465	466,766
Hotels, Restaurants and Leisure — 3.6%
Las Vegas Sands Corp.	5,351	333,153
McDonald's Corp.	5,810	544,572
		877,725

Household Products — 2.0%
Colgate-Palmolive Co.	7,283	487,087
Internet and Catalog Retail — 3.1%
Amazon.com, Inc.(1)	577	176,250
JD.com, Inc. ADR(1)	20,003	477,872
Netflix, Inc.(1)	295	115,867
		769,989
Internet Software and Services — 6.4%
Equinix, Inc.	2,354	491,750
Facebook, Inc., Class A(1)	7,197	539,703
Google, Inc., Class A(1)	933	529,823
		1,561,276
IT Services — 3.8%
FleetCor Technologies, Inc.(1)	3,439	517,776
International Business Machines Corp.	2,570	422,508
		940,284
Life Sciences Tools and Services — 2.3%
Illumina, Inc.(1)	716	137,887
Waters Corp.(1)	3,762	416,830
		554,717
Machinery — 0.6%
Caterpillar, Inc.	1,585	160,735
Media — 4.4%
DIRECTV(1)	6,220	539,834
Time Warner Cable, Inc.	3,741	550,712
		1,090,546
Oil, Gas and Consumable Fuels — 4.0%
Anadarko Petroleum Corp.	1,356	124,454
EOG Resources, Inc.	4,951	470,593
Exxon Mobil Corp.	4,126	399,025
		994,072
Paper and Forest Products — 1.6%
International Paper Co.	7,931	401,467
Personal Products — 1.5%
Estee Lauder Cos., Inc. (The), Class A	4,847	364,397
Pharmaceuticals — 3.5%
Actavis plc(1)	2,366	574,323
Novo Nordisk A/S ADR	6,311	285,131
		859,454
Road and Rail — 2.5%
CSX Corp.	17,087	608,810
Semiconductors and Semiconductor Equipment — 2.1%
Micron Technology, Inc.(1)	15,636	517,395
Software — 4.2%
Microsoft Corp.	12,483	586,077
Oracle Corp.	11,247	439,195
		1,025,272
Specialty Retail — 4.5%
Gap, Inc. (The)	12,909	489,122
Lowe's Cos., Inc.	10,680	610,896
		1,100,018

Technology Hardware, Storage and Peripherals — 8.3%
Apple, Inc.	7,385	797,580
EMC Corp.	11,739	337,262
Hewlett-Packard Co.	12,689	455,281
SanDisk Corp.	4,889	460,250
		2,050,373
Tobacco — 2.2%
Philip Morris International, Inc.	6,141	546,610
TOTAL COMMON STOCKS (Cost $22,415,074)		24,347,934
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375% - 2.625%, 12/31/14 - 2/28/19, valued at $75,847), in a joint trading account at 0.07%, dated 10/31/14, due 11/3/14 (Delivery value $74,371)		74,371
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 10/15/15, valued at $30,345), in a joint trading account at 0.04%, dated 10/31/14, due 11/3/14 (Delivery value $29,748)		29,748
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.125%, 12/31/14, valued at $60,748), in a joint trading account at 0.03%, dated 10/31/14, due 11/3/14 (Delivery value $59,497)		59,497
SSgA U.S. Government Money Market Fund, Class N	163,653	163,653
TOTAL TEMPORARY CASH INVESTMENTS (Cost $327,269)		327,269
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $22,742,343)		24,675,203
OTHER ASSETS AND LIABILITIES — (0.5)%		(112,651)
TOTAL NET ASSETS — 100.0%		$24,562,552

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
DKK	80,174	USD	13,622	UBS AG	11/28/14	(121)
USD	260,817	DKK	1,524,183	UBS AG	11/28/14	4,164
USD	17,886	DKK	106,220	UBS AG	11/28/14	—
						4,043

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
DKK	-	Danish Krone
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	24,347,934	—	—
Temporary Cash Investments	163,653	163,616	—
	24,511,587	163,616	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	4,164	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(121)	—

3. Federal Tax Information

As of October 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$22,870,326
Gross tax appreciation of investments	$2,275,826
Gross tax depreciation of investments	(470,949)
Net tax appreciation (depreciation) of investments	$1,804,877

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Legacy Multi Cap Fund
October 31, 2014

Legacy Multi Cap - Schedule of Investments
OCTOBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
Aerospace and Defense — 1.7%
Rockwell Collins, Inc.	2,561	215,508
TransDigm Group, Inc.	952	178,053
		393,561
Air Freight and Logistics — 1.1%
United Parcel Service, Inc., Class B	2,415	253,358
Airlines — 1.6%
Allegiant Travel Co.	1,019	136,006
Spirit Airlines, Inc.(1)	3,432	250,913
		386,919
Auto Components — 0.4%
Magna International, Inc.	1,073	105,916
Automobiles — 0.7%
Ford Motor Co.	12,327	173,687
Banks — 1.7%
Valley National Bancorp	22,255	222,105
Wells Fargo & Co.	3,301	175,250
		397,355
Beverages — 2.2%
Molson Coors Brewing Co., Class B	3,120	232,065
Monster Beverage Corp.(1)	2,761	278,530
		510,595
Biotechnology — 0.7%
Gilead Sciences, Inc.(1)	1,569	175,728
Building Products — 1.0%
AAON, Inc.	11,945	234,719
Capital Markets — 4.0%
Affiliated Managers Group, Inc.(1)	1,136	226,962
AllianceBernstein Holding LP	9,027	240,118
Blackstone Group LP (The)	7,000	210,840
Janus Capital Group, Inc.	18,773	281,407
		959,327
Chemicals — 1.7%
Cabot Corp.	3,034	140,869
Sigma-Aldrich Corp.	1,474	200,331
Westlake Chemical Corp.	923	65,118
		406,318
Commercial Services and Supplies — 1.1%
Stericycle, Inc.(1)	2,109	265,734
Communications Equipment — 2.1%
Cisco Systems, Inc.	9,775	239,194
Plantronics, Inc.	4,967	257,639
		496,833

Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class A(1)	1	210,000
Diversified Telecommunication Services — 2.0%
BCE, Inc.	5,002	222,439
Verizon Communications, Inc.	5,054	253,963
		476,402
Electric Utilities — 1.5%
Duke Energy Corp.	2,101	172,597
PPL Corp.	4,946	173,061
		345,658
Electronic Equipment, Instruments and Components — 0.8%
Corning, Inc.	9,572	195,556
Energy Equipment and Services — 0.8%
National Oilwell Varco, Inc.	2,477	179,929
Food and Staples Retailing — 2.3%
Kroger Co. (The)	5,070	282,449
Sysco Corp.	6,805	262,265
		544,714
Food Products — 1.2%
TreeHouse Foods, Inc.(1)	3,230	275,099
Health Care Equipment and Supplies — 3.0%
Becton Dickinson and Co.	1,650	212,355
Edwards Lifesciences Corp.(1)	1,970	238,212
Varian Medical Systems, Inc.(1)	2,984	251,014
		701,581
Health Care Providers and Services — 2.6%
Cardinal Health, Inc.	3,085	242,111
Community Health Systems, Inc.(1)	1,517	83,389
UnitedHealth Group, Inc.	2,994	284,460
		609,960
Hotels, Restaurants and Leisure — 3.9%
Hyatt Hotels Corp., Class A(1)	2,976	176,239
McDonald's Corp.	2,715	254,477
Royal Caribbean Cruises Ltd.	3,514	238,847
Ruth's Hospitality Group, Inc.	20,261	246,576
		916,139
Household Durables — 0.4%
Jarden Corp.(1)	1,316	85,658
Household Products — 1.0%
Kimberly-Clark Corp.	2,165	247,395
Industrial Conglomerates — 2.3%
General Electric Co.	10,491	270,773
Roper Industries, Inc.	1,745	276,233
		547,006
Insurance — 5.2%
ACE Ltd.	972	106,240
Aflac, Inc.	4,131	246,745
Hanover Insurance Group, Inc. (The)	4,081	273,182

HCI Group, Inc.	6,609	336,002
Horace Mann Educators Corp.	6,608	200,949
Primerica, Inc.	1,557	79,640
		1,242,758
Internet and Catalog Retail — 1.9%
Liberty Interactive Corp., Class A(1)	5,358	140,058
Orbitz Worldwide, Inc.(1)	28,903	239,028
TripAdvisor, Inc.(1)	906	80,326
		459,412
Internet Software and Services — 2.3%
Akamai Technologies, Inc.(1)	3,955	238,487
NetEase, Inc. ADR	1,284	121,620
Stamps.com, Inc.(1)	4,994	184,279
		544,386
IT Services — 4.1%
Convergys Corp.	11,554	233,044
International Business Machines Corp.	1,416	232,791
MAXIMUS, Inc.	4,748	230,088
MoneyGram International, Inc.(1)	6,417	55,186
Total System Services, Inc.	6,448	217,878
		968,987
Leisure Products — 0.3%
Nautilus, Inc.(1)	5,291	70,794
Life Sciences Tools and Services — 2.1%
Bio-Techne Corp.	2,637	240,099
PAREXEL International Corp.(1)	4,654	252,759
		492,858
Machinery — 2.4%
Caterpillar, Inc.	1,468	148,870
Deere & Co.	1,636	139,943
Pall Corp.	3,094	282,854
		571,667
Media — 1.8%
Comcast Corp., Class A	4,616	255,495
Time Warner Cable, Inc.	1,084	159,576
		415,071
Multiline Retail — 0.9%
Macy's, Inc.	3,514	203,179
Oil, Gas and Consumable Fuels — 7.5%
Chesapeake Energy Corp.	8,424	186,844
Chevron Corp.	1,994	239,180
China Petroleum & Chemical Corp. ADR	538	46,795
ConocoPhillips	1,371	98,918
EOG Resources, Inc.	2,368	225,078
Exxon Mobil Corp.	4,491	434,325
Marathon Oil Corp.	6,424	227,410
Phillips 66	1,365	107,153
Royal Dutch Shell plc, Class A ADR	2,850	204,601
		1,770,304

Paper and Forest Products — 0.6%
International Paper Co.	3,032	153,480
Pharmaceuticals — 5.2%
AbbVie, Inc.	3,521	223,443
Akorn, Inc.(1)	6,176	275,141
Allergan, Inc.	223	42,383
Eli Lilly & Co.	3,494	231,757
Hospira, Inc.(1)	4,310	231,447
Pfizer, Inc.	7,966	238,582
		1,242,753
Professional Services — 0.4%
Robert Half International, Inc.	1,671	91,537
Real Estate Investment Trusts (REITs) — 2.8%
Duke Realty Corp.	9,257	175,513
Extra Space Storage, Inc.	4,816	280,099
Urstadt Biddle Properties, Inc., Class A	9,883	213,769
		669,381
Real Estate Management and Development — 0.6%
Jones Lang LaSalle, Inc.	1,055	142,647
Road and Rail — 1.6%
J.B. Hunt Transport Services, Inc.	3,220	256,859
Quality Distribution, Inc.(1)	8,684	112,545
		369,404
Semiconductors and Semiconductor Equipment — 1.1%
Micron Technology, Inc.(1)	7,603	251,583
Software — 3.9%
Electronic Arts, Inc.(1)	6,921	283,553
Microsoft Corp.	8,708	408,841
Oracle Corp.	5,887	229,887
		922,281
Specialty Retail — 3.1%
Gap, Inc. (The)	5,955	225,635
Mattress Firm Holding Corp.(1)	5,175	327,008
Ulta Salon Cosmetics & Fragrance, Inc.(1)	1,584	191,363
		744,006
Technology Hardware, Storage and Peripherals — 4.3%
Apple, Inc.	4,977	537,516
Hewlett-Packard Co.	7,068	253,600
SanDisk Corp.	2,355	221,699
		1,012,815
Thrifts and Mortgage Finance — 2.1%
Dime Community Bancshares, Inc.	16,515	260,111
TFS Financial Corp.	15,400	230,076
		490,187
Tobacco — 1.1%
Philip Morris International, Inc.	3,003	267,297
Water Utilities — 0.8%
American Water Works Co., Inc.	3,759	200,618
TOTAL COMMON STOCKS (Cost $21,313,635)		23,392,552

TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.375% - 2.625%, 12/31/14 - 2/28/19, valued at $73,087), in a joint trading account at 0.07%, dated 10/31/14, due 11/3/14 (Delivery value $71,665)		71,665
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.25%, 10/15/15, valued at $29,241), in a joint trading account at 0.04%, dated 10/31/14, due 11/3/14 (Delivery value $28,666)		28,666
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 0.125%, 12/31/14, valued at $58,538), in a joint trading account at 0.03%, dated 10/31/14, due 11/3/14 (Delivery value $57,332)		57,332
SSgA U.S. Government Money Market Fund, Class N	157,699	157,699
TOTAL TEMPORARY CASH INVESTMENTS (Cost $315,362)		315,362
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $21,628,997)		23,707,914
OTHER ASSETS AND LIABILITIES — (0.1)%		(33,962)
TOTAL NET ASSETS — 100.0%		$23,673,952

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	197,719	CAD	220,982	JPMorgan Chase Bank N.A.	11/28/14	1,767
USD	180,717	GBP	112,058	Credit Suisse AG	11/28/14	1493
						3,260

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	23,392,552	—	—
Temporary Cash Investments	157,699	157,663	—
	23,550,251	157,663	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	3,260	—

3. Federal Tax Information

As of October 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$21,661,882
Gross tax appreciation of investments	$2,339,392
Gross tax depreciation of investments	(293,360)
Net tax appreciation (depreciation) of investments	$2,046,032

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Growth Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	December 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	December 22, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	December 22, 2014